Financial Risk Management	12 Months Ended
Dec. 31, 2022
Financial Risk Management [Abstract]
Financial Risk Management

22. FINANCIAL RISK MANAGEMENT

Financial liabilities not measured at fair value are calculated based on the present value of future principal and interest cash flows discounted.

The Group’s activities expose it to a variety of financial risks: market risk (including currency risk and cash flow and interest rate risk), credit risk and liquidity risk.

Market risk

(a) Currency risk

The majority of the Group’s sales and purchase transactions are denominated in either U.S. dollars or U.K. pound sterling. The exchange risk is managed by maintaining bank accounts denominated in those currencies.

A 10% strengthening of the U.K. pound sterling against the U.S. dollar at December 31, 2022 would have had an impact of increasing the loss before tax for the period by $9,383 on the basis that all other variables remain constant.

The carrying amounts of the Group’s trade and other receivables are denominated in the following currencies:

	2021	2022
US Dollars	51,568	17,126
U.K. Pounds	27,089	21,493
Euros	24,057	10,983
Colombian Pesos	3,398	3,547
Brazilian Reals	783	710
Swedish Krona	954	432
Swiss Francs	992	127
Other	957	1,559
	109,798	55,977

(b) Cash flow and interest rate risk

The Group has raised debt primarily on a fixed rate basis for bonds and notes in U.S. dollars. The primary objective of the Group’s interest rate management is to protect the net interest result while managing the overall cost of borrowing.

The Group’s debt is carried at fixed interest rates.

Credit risk

Credit risk represents the risk of loss the Group would incur if operators and counterparties fail to fulfil their credit obligations. The maximum exposure to credit risk is represented by the carrying amount of each financial asset. For banks and financial institutions, the Group maintains it accounts with major international banks with “A” ratings. Credit risk relating to accounts receivable balances are managed on a case-by-case basis.

At December 31, 2022 the Group has trade receivables of $30,406 (2021: $75,207). New clients are analyzed before standard payment and delivery terms and conditions are offered. The credit quality of the customer is assessed taking into account its financial position, past experience and other factors. The utilization of credit limits is regularly monitored. Management does not expect any material losses, beyond current amounts already included in reserves, from non-performance by these counterparties. Movement in the loss allowances against trade receivables is as follows:

Loss allowance as of January 1, 2021:	$661
Loss allowance recognized during the year	1,253
Balances written off during the year	(222)
Balances recovered during the year	(11)
Loss allowance at December 31, 2021:	1,681
Loss allowance recognized during the year	6,207
Balances written off during the year	(3,740)
Balances recovered during the year	(418)
Loss allowance at December 31, 2022:	$3,730

At December 31, 2022 trade receivables of $700 (2021: $1,811) were past due but not impaired. These relate to a number of independent customers for whom there is no recent history of default. The ageing analysis of these receivables is 3 months and above.

At December 31, 2022 trade receivables included 1 significant customer that accounted for 33% of the balance.

Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled in cash. Cash flow forecasting is performed in the operating entities of the Group and aggregated by Group Finance. Group Finance monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs. Please refer to Note 2 for detail on the Group's ability to continue as a going concern including the impact of the covenants in the 2021 Senior Secured Loans.

The following are the undiscounted contracted maturities of financial liabilities, including interest payments for the period ending December 31, 2022:

NON-DERIVATIVE FINANCIAL LIABILITY	EFFECTIVE INTEREST RATE*	YEAR OF MATURITY	CARRYING AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	1—2 YEARS	2—5 YEARS	Due in more than 5 years
Unsecured Loan	10.55%	2024	$15,508	$18,649	$360	$18,289	$-	$-
2021 Senior Secured Loan	11.48%	2024	296,553	338,800	24,333	314,467	-	-
2022 Convertible Notes	6.90%	2027	54,418	70,813	3,437	3,437	63,939	-
Instrument Financing Loans	1.7-2.6%	2023	76	76	76	-	-	-
Lease liabilities			31,452	45,268	8,474	7,788	15,755	13,251
Trade and other payables			66,277	66,277	66,277	-	-	-
Total			$464,284	$539,883	$102,957	$343,981	$79,694	$13,251

The following are the undiscounted contracted maturities of financial liabilities, including interest payments for the period ending December 31, 2021:

NON-DERIVATIVE FINANCIAL LIABILITY	EFFECTIVE INTEREST RATE*	YEAR OF MATURITY	CARRYING AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	1—2 YEARS	2—5 YEARS	Due in more than 5 years
Unsecured Loan	10.55%	2024	$14,242	$15,041	$285	$285	$14,471	$-
2021 Senior Secured Loan	10.02%	2024	286,815	354,133	24,333	24,333	305,467	-
Instrument Financing Loans	1.7-2.6%	2022-2023	263	263	191	72	-	-
Lease liabilities			31,096	46,998	5,546	7,633	17,518	-
Trade and other payables			99,641	99,641	99,641	-	-	-
Total			$432,057	$516,077	$129,996	$32,323	$337,456	$-